Leases - Supplemental cash flow information and other related information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 38,288	$ 41,650	$ 30,073
Operating cash flows from finance leases	1,044	1,185	1,200
Financing cash flows from finance leases	2,852	3,145	1,726
ROU assets obtained in exchange for new lease obligations - Operating leases	24,136	14,975	28,430
ROU assets obtained in exchange for new lease obligations - Finance leases	$ 0	$ 4,510	$ 661
Weighted average remaining term - Operating leases	7 years 10 months 24 days	8 years	8 years 8 months 12 days
Weighted average remaining lease term - Finance leases	8 years 3 months 18 days	8 years 10 months 24 days	7 years 3 months 18 days
Weighted average discount rate - Operating leases	2.70%	3.00%	3.40%
Weighted average discount rate - Finance leases	5.00%	5.00%	5.90%